             As filed with the Securities and Exchange Commission
                               on March 26, 1999
                     Registration No. 333-74283; 811-09255

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                      ----------------------------------
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [_]

Pre-Effective Amendment No.  1                                               [X]
                            ---

Post-Effective Amendment No.                                                 [_]
                             ---
                                      And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [_]

Amendment No.  1                                                             [X]
              ---
                           ________________________

                          WELLS FARGO VARIABLE TRUST
        (Exact Name of Registrant as specified in Certificate of Trust)
                               111 Center Street
                         Little Rock, Arkansas  72201
         (Address of Principal Executive Offices, including Zip Code)
                          __________________________

      Registrant's Telephone Number, including Area Code:  (800) 643-9691
                             Richard H. Blank, Jr.
                               c/o Stephens Inc.
                               111 Center Street
                         Little Rock, Arkansas  72201
                    (Name and Address of Agent for Service)
                                With a copy to:
                            Robert M. Kurucza, Esq.
                            Marco E. Adelfio, Esq.
                            Morrison & Foerster LLP
                         2000 Pennsylvania Ave., N.W.
                            Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

[_]  Immediately upon filing pursuant to Rule 485(b), or

[_]  on _________ pursuant to Rule 485(b)

[_]  60 Days after filing pursuant to Rule 485(a)(1), or

[_]  on _________ pursuant to Rule 485(a)(1)

[_]  75 days after filing pursuant to Rule 485(a)(2), or

[_]  on _________ pursuant to Rule 485(a)(2)


If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Regulation 270.24f-2 under the Investment Company Act of 1940, the Registrant hereby elects to register an indefinite number of units of its beneficial interests.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                EXPLANATORY NOTE
                                ----------------

        This Pre-Effective Amendment No. 1 to the Registration Statement of Wells Fargo Variable Trust hereby incorporates by reference all of the information set forth in Parts B and C of the initial registration statement, which was filed on March 11, 1999. This Pre-Effective Amendment is being filed to respond to comments to the initial registration received from the staff.

                          Wells Fargo Variable Trust


                                  PROSPECTUS


                              Corporate Bond Fund

                           Large Company Growth Fund

                                Small Cap Fund

Please read this prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OF WELLS FARGO BANK, N.A. ("WELLS FARGO BANK") OR ANY OF ITS AFFILIATES. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                               June 1, 1999

                               TABLE OF CONTENTS

                           Page
                           ----
OVERVIEW..................   3
  This section contains
   important summary
   information about
   the Funds.

  Objectives and Principal
   Strategies.............   3
  Important Risks.........   3

THE FUNDS.................   4
  This section contains
   important information
   about the individual
   Funds.
  Corporate Bond Fund.....   5
  Large Company Growth
   Fund...................   6
  Small Cap Fund..........   7
  General Investment
   Risks..................   8
  Organization and
   Management of the
   Funds..................  13

YOUR INVESTMENT...........  14
  Turn to this section for
   information on your
   investments including
   how to
   buy and sell Fund
   shares.
  Investing in the Funds..  15
  Other Information.......  15

GLOSSARY..................  17

                   WELLS FARGO VARIABLE TRUST FUNDS OVERVIEW

 Fund                   Objective              Principal Strategy
 ----                   ---------              ------------------
 Corporate Bond Fund    Seeks a high level of  We invest in corporate debt
                        current income,        securities of any maturity with
                        consistent with        attractive yields based on
                        reasonable risk.       current economic conditions. We
                                               generally maintain an average
                                               portfolio maturity of 10-15
                                               years.

 Large Company Growth   Seeks long-term        We invest in common stocks of
  Fund                  capital appreciation.  large, high-quality domestic
                                               companies that we believe
                                               possess superior growth
                                               potential.

 Small Cap Fund         Seeks long-term        We invest in equity securities
                        capital appreciation.  of domestic and foreign
                                               companies whose market
                                               capitalization falls within the
                                               range of the Russell 2000 Index,
                                               which is considered a small
                                               capitalization index. We buy
                                               stocks that we believe have
                                               above-average prospects for
                                               capital growth, or that may be
                                               involved in new or innovative
                                               products, services and
                                               processes.

                                IMPORTANT RISKS

  This section summarizes important risks that are common to all of the Funds described in this Prospectus, and important risks that relate specifically to particular Funds. Both are important to your investment choice. Additional information about these and other risks is included in the individual Fund Descriptions later in this Prospectus and under General Investment Risks beginning on page 8. An investment in a Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Common Risks for the Funds

  Equity Securities. The Large Company Growth and Small Cap Funds invest in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stock and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. As of the date of this Prospectus, the equity markets, as measured by the S&P 500 Index and other commonly used indexes, are trading at or close to record levels. There can be no guarantee that these levels will continue. The Small Cap Fund invests in smaller companies, and in emerging markets, and both Funds invest in foreign companies (including investments made through American Depositary Receipts and similar instruments) that are subject to additional risks, including less liquidity and greater price volatility. A Fund's investments in foreign companies and emerging markets are also subject to special risks associated with international investing, including currency, political, regulatory and diplomatic risks.

  Debt Securities. The Corporate Bond Fund invests in debt instruments, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of a securities will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's portfolio, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the securities has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of securities, such as asset-backed securities, thereby affecting their value and the return on your investment. The Large Company Growth Fund may invest some of its assets in debt securities.

 Fund                          Specific Risks
 ----                          --------------
 Corporate Bond Fund           This Fund may invest in securities regardless of
                               their rating, or in securities that are unrated
                               or are in default at the time of purchase.

 Large Company Growth Fund     The advisor selects growth stocks based in part
                               on prospects for future earnings, which may not
                               grow as expected. In addition, at times, growth
                               stocks may underperform the overall market or
                               the market for value stocks.

 Small Cap Fund                This Fund may invest in companies that pay low
                               or no dividends, have smaller market
                               capitalizations, have less market liquidity,
                               have no or relatively short operating histories,
                               or are newly public companies. Some of these
                               companies have aggressive capital structures,
                               including high debt levels, or are involved in
                               rapidly growing or changing industries and/or
                               new technologies. Because the Fund may invest in
                               such aggressive securities, share prices may
                               rise and fall more than the share prices of
                               other funds. In addition, our active trading
                               investment strategy may result in a higher-than-
                               average portfolio turnover ratio, increased
                               trading expenses, and higher short-term capital
                               gains. The advisor selects stocks for this Fund
                               based in part on their prospects for future
                               earnings, which may not grow as expected. In
                               addition, at times, growth stocks may
                               underperform the overall market or the market
                               for value stocks.

Performance History

  The Funds in this prospectus will commence operation in September 1999, and have not included a bar chart showing total return information because they have not been in operation for a full calendar year.

  The summary information described above is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

Important information you should look for:

Investment Objective and Investment Policies

  What is the Fund trying to achieve? How do we intend to invest your money? What makes a Fund different from the other Funds offered in this Prospectus?

Permitted Investments

  A summary of the Fund's key permitted investments and practices.

Important Risk Factors

  What are key risk factors for the Fund? They include the factors described in "General Investment Risks" together with any special risk factors for each Fund.

WORDS APPEARING IN ITALICIZED PRINT ARE DEFINED IN THE GLOSSARY.

                              CORPORATE BOND FUND

Investment Objective

  The Corporate Bond Fund seeks a high level of current income, consistent with reasonable risk. Changes to this objective do not require a shareholder vote.

Investment Policies

  We seek a high rate of current income by actively managing a diversified portfolio consisting primarily of corporate debt securities. When purchasing these securities we consider, among other things, the yield differences for various corporate sectors, and the current economic cycle's potential effect on the various types of bonds. We may invest in securities of any maturity. Under normal market conditions, we expect to maintain a dollar-weighted average maturity for portfolio securities of between 10 and 15 years. We also may invest in U.S. Government obligations.

Permitted Investments

  Under normal market conditions, we invest:

  . at least 65% of our total assets in corporate debt securities;

  . in U.S. Government obligations;

  . up to 25% of our total assets in debt securities that are below investment-grade; and

  . up to 25% of our total assets in securities of foreign issuers.

Important Risk Factors

  We may invest in securities regardless of their rating, or in securities that are unrated or are in default at the time of purchase.

  We may temporarily hold some or all of the Fund's assets in cash or money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity, or for temporary defensive purposes when we believe it is in the best interests of shareholders to do so. To the extent the Fund is so invested, it may not achieve its investment objective.

  You should consider the Common Risks on page 11, the General Investment Risks beginning on page 8 and the specific risks listed here. They are all important to your investment choice.

Portfolio Managers

  . N. Graham Allen, FCMA
   Managing Director of Global Fixed Income Investing

   Will manage the Corporate Bond Fund upon inception. Mr. Allen has been with Wells Capital Management, Inc. ("WCM") since January 1998. Before joining WCM, Mr. Allen managed international fixed-income portfolios for Bradford & Marzec, Inc. for ten years. He has over thirteen years of investment management experience.

  . John W. (Jack) Burgess

   Will co-manage the Corporate Bond Fund upon inception. Mr. Burgess has been a portfolio manager with WCM since January 1998, and was an independent financial advisor from 1995 until joining the firm. Before that, he managed equity and fixed-income portfolios for Aurora National Life Assurance Company and related entities since 1988. Mr. Burgess has over ten years of investment management experience.

  . Jacqueline A. Flippin
   Principal

   Will co-manage the Corporate Bond Fund upon inception, and has been with WCM since January 1998. Before joining the firm, Ms. Flippin was a short-term debt securities trader and portfolio manager for McMorgan & Company since [19 .] Ms. Flippin has over ten years of investment management experience.

  . David Kokoska, CFA
   Principal

   Will co-manage the Corporate Bond Fund upon inception, and has been with Wells Fargo since January 1998. Before joining WCM, Mr. Kokoska co-managed international fixed-income portfolios for Bradford & Marzec, Inc. since 1993. Mr. Kokoska has over [ ] years of investment management experience.

  . Scott Smith, CFA
   Principal

   Will co-manage the Corporate Bond Fund upon inception, and has been with Wells Fargo/ WCM since 1987, specializing in corporate and mortgage-backed securities investments. Mr. Smith has over eleven years of investment management experience.

                           LARGE COMPANY GROWTH FUND

Investment Objective

  The Large Company Growth Fund seeks long-term capital appreciation. Changes to this objective do not require a shareholder vote.

Investment Policies

  We invest primarily in common stocks of large, high-quality domestic companies that have superior growth potential. We look for companies that are attractively valued with fundamental characteristics that we believe are significantly better than the market average and support internal earnings growth capability. We may also invest in the securities of companies whose growth potential we believe is generally unrecognized or misperceived by the market.

Permitted Investments

  Under normal market conditions, we invest:

  . at least 65% of our total assets in equity securities, including common and preferred stocks, and securities convertible into common stocks;

  . the majority of our total assets in issues of companies with market capitalization that is greater than the median of the Russell 1000 Index
    (As of [MARCH 31, 1999,] this median was [$   BILLION.] The range is
    expected to change frequently.); and

  . up to 20% of our total assets in foreign companies [THROUGH AMERICAN
    DEPOSITARY RECEIPTS AND SIMILAR INSTRUMENTS].

  We will normally limit our investment in a single issuer to 10% or less of our total assets. We may hedge against currency risk in the portfolio by using foreign currency forward contracts.

Important Risk Factors

  This Fund is primarily subject to the equity market risks described in the Common Risks section.

  We may temporarily hold some or all of the Fund's assets in cash or money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity, or for temporary defensive purposes when we believe it is in the best interests of shareholders to do so. To the extent the Fund is so invested, it may not achieve its investment objective.

  You should consider the Common Risks on page 11, and the General Investment Risks beginning on page 8. They are all important to your investment choice.

Portfolio Managers

  . John S. Dale, CFA

   Senior Vice President Will manage the Large Company Growth Fund upon inception, and has been with Peregrine Capital Management, Inc. ("Peregrine") and its affiliates since 1968. Mr. Dale has over thirty years of equity investment management experience.

  . Gary E. Nussbaum

   Senior Vice President Will co-manage the Large Company Growth Fund upon inception, and has been with Peregrine and its affiliates since 1990. Mr. Nussbaum has over nine years of investment management experience.

                                SMALL CAP FUND

Investment Objective

  The Small Cap Fund seeks long-term capital appreciation. Changes to this objective do not require a shareholder vote.

Investment Policies

  We actively manage a diversified portfolio of common stocks issued by companies whose market capitalization falls within the range of the Russell
2000 Index. As of March 31, 1999, the range was [$   MILLION TO $   BILLION,]
but it is expected to change frequently. We will sell the stock of any company whose market capitalization exceeds the range of this index for sixty consecutive days.

  We invest in the common stocks of domestic and foreign companies we believe have above-average prospects for capital growth, or that may be involved in new or innovative products, services and processes.

Permitted Investments

  Under normal market conditions, we invest:

  . in an actively managed, broadly diversified portfolio of growth-oriented common stocks;

  . in at least 20 common stock issues spread across multiple industry groups and sectors of the economy;

  . up to 40% of our assets in initial public offerings or recent start-ups and newer issues;

  . no more than 25% of our assets in foreign companies through American
    Depositary Receipts or similar issues; and

  . up to 15% of our portfolio in emerging markets.

Important Risk Factors

  This Fund is designed for investors willing to assume above-average risk. We may invest in companies that:

  . pay low or no dividends;

  . have smaller market capitalization;

  . have less market liquidity;

  . have no or relatively short operating histories, or are new public companies or are initial public offerings;

  . have aggressive capital structures including high debt levels; or

  . are involved in rapidly growing or changing industries and/or new technologies.

  Because we may invest in such aggressive securities, share prices may rise and fall more than the share prices of other funds. In addition, our active trading investment strategy may result in a higher-than-average portfolio turnover ratio, increased trading expenses, and higher short-term capital gains.

  We may temporarily hold some or all of the Fund's assets in cash or money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity, or for temporary defensive purposes when we believe it is in the best interests of shareholders to do so. To the extent the Fund is so invested, it may not achieve its investment objective.

  You should consider the Common Risks on page 11, the General Investment Risks beginning on page 8, and the specific risks listed here. They are all important to your investment choice.

Portfolio Managers

  . Kenneth Lee
   Principal

   Will manage the Small Cap Fund upon inception, and has been with Wells Fargo/Wells Capital Management since 1993. Mr. Lee has seven years of experience in the investment industry, and has managed equity investment portfolios since 1995.

  . Thomas Zeifang, CFA

   Will co-manage the Small Cap Fund upon inception, and has been with Wells Fargo/Wells Capital Management since 1995. Mr. Zeifang provided fundamental security analysis for Fleet Investment Advisors for three years prior to joining Wells Fargo. He has over five years of equity investment management experience.

                           GENERAL INVESTMENT RISKS

  Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the Summary of Important Risks on page 11. Other risks of mutual fund investing include the following:

  . Unlike bank deposits such as CDs or savings accounts, mutual funds are not insured by the FDIC.

  . We cannot guarantee that we will meet our investment objectives.

  . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.

  . Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

  . Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

  . An investment in a single Fund, by itself, does not constitute a complete investment plan.

  . The Funds that invest in smaller companies, foreign companies (including investments made through American Depositary Receipts and similar instruments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investment in foreign and emerging markets may also be subject to special risks associated with international trade, including currency, political, regulatory and diplomatic risk.

  . The Funds may invest a portion of their assets in U.S. Government obligations. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Funds themselves.

  . The Large Company Growth Fund may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

  . The Corporate Bond Fund also invests a portion of its assets in GNMAs, FNMAs and FHLMCs. Each are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. A "pool" or group of such mortgages is assembled and, after being approved by the issuing entity, is offered to invest through securities dealers. Mortgage-backed securities are subject to prepayment risk, which can alter the maturity of the securities and also reduce the rate of return on such investments. Collateralized mortgage obligations ("CMOs") represent principal-only and interest-only portions of such securities that are subject to increased interest-rate and credit risk.

  . The Corporate Bond and Large Company Growth Funds may enter into forward currency exchange contracts ("forward contracts") to try to reduce currency exchange risks to the Funds from foreign securities investments. A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers.

  . The market value of lower-rated debt securities, also known as "junk bonds," and unrated securities of comparable quality that the Corporate Bond Fund may invest in tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-rated securities also tend to be more sensitive to economic conditions than higher-rated securities. These lower-rated debt securities are considered by the rating agencies, on balance, to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and generally involve more credit risk than securities in higher-rating categories. Even securities rate "BBB" by S&P or by Moody's ratings which are considered investment-grade, possess some speculative characteristics.

  Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective.

  What follows is a general list of the types of risks (some of which are described above) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

  Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

  Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

  Currency Risk--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

  Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

  Emerging Market Risk--The risk that the emerging market, as defined in the glossary, may be more sensitive to certain economic changes. For example, emerging market countries are often dependent on international trade and are therefore often vulnerable to recessions in other countries. They may have obsolete financial systems, have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

  Experience Risk--The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions:

  Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

  Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer maturities.

  Leverage Risk--The risk that an investment practice, such as lending portfolio securities, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

  Liquidity Risk--The risk that a security cannot be sold, or cannot be sold without adversely affecting the price.

  Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

  Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

  Prepayment Risk--The risk that consumers will prepay mortgage loans, which can alter the maturity of a mortgage-backed security, increase interest-rate risk, and reduce rates of return.

  Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

  Year 2000 Risk--The Funds' principal service providers have advised the Funds that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900, and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the companies or entities in which the Funds invest also could be adversely impacted by the Year 2000 issue. The extent of such impact cannot be predicted.

Investment Practice/Risk

  The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Policies for each Fund or the Statement of Additional Information for more information on these practices.

These Investment Practices and Risks are Common to all the Funds:

Investment Practice                                    Risk
-------------------                                    ----
Floating and Variable Rate Debt
Instruments with interest rates that are adjusted      Interest Rate and
either Interest on a schedule or when an index or      Credit Risk
benchmark changes.

Repurchase Agreements
A transaction in which the seller of a security        Credit and
agrees to Credit and buy back a security at an agreed  Counter-Party Risk upon time and price, Counter-Party Risk usually with
interest.

Other Mutual Funds
The temporary investment in shares of another mutual   Market Risk
Market Risk fund. A pro rata portion of the other
fund's expenses, in addition to the expenses paid by
the Funds, will be borne by Fund shareholders.


Foreign Securities
Securities issued by a non-U.S. company or debt of a   Information, Political,
Information, Political, foreign government in the      Regulatory, Diplomatic,
form of an American Depositary Receipt or similar      Liquidity and Currency
instrument.

Privately Issued Securities
Securities that are not publicly traded but which may Liquidity Risk be resold in accordance with Rule 144A of the Securities Act of 1933.

Loans of Portfolio Securities
The practice of loaning securities to brokers,         Credit, Counter-Party
dealers and financial institutions to increase return  and Leverage Risk on those securities. Loans may be made up to 1940 Act
limits (currently 33 1/3% of total assets).

Borrowing Policies
The ability to borrow from banks for temporary         Leverage Risk
purposes to meet shareholder redemptions.

Illiquid Securities
A security that cannot be readily sold, or cannot be   Liquidity Risk
readily sold without negatively affecting its fair
price. Limited to 15% of total assets.

These Investment Practices and Risks are common to the Large Company Growth and Small Cap Funds:

Investment Practice                                    Risk
-------------------                                    ----
Options
The right or obligation to receive or deliver a        Credit, Information
security or cash payment depending on the security's   and Liquidity Risk
price or the performance of an index or benchmark.
Types of options used may include: options on
securities, options on a stock index, stock index
futures and options on stock index futures to protect
liquidity and portfolio value.
Emerging Markets
Investments in companies located or operating in
countries considered developing or to have "emerging"
stock markets. Generally, these investments have the
same type of risks as foreign securities, but to a
higher degree. Limited to [15%] of total assets for
all Funds.

These Investment Practices and Risks are common to the Corporate Bond Fund:

Investment Practice                                         Risk
-------------------                                         ----
Forward Commitments, When-Issued Securities, Delayed
Delivery Transactions
Securities bought or sold for delivery at a later date or   Interest Rate,
bought or sold for a fixed price at a fixed date.           Leverage, Credit
                                                            and Experience Risk
Mortgage- and Asset-Backed Securities
Securities consisting of an undivided fractional interests  Interest Rate, in pools of consumer loans, such as mortgage loans, loans,  Credit, Prepayment
car credit card debt, or receivables held in trust.         and Experience Risk

High Yield Securities
Debt securities of lower quality, also known as "junk        Interest Rate
bonds," that produce generally higher rates of return.       and Credit Risk
These securities tend to be more sensitive to economic
conditions and during sustained periods of rising interest
rates, may experience increased interest and/or principal
defaults.
Stripped Obligations
Securities that give ownership to either future payments of  Interest Rate Risk interest or a future payment of principal, but not both.
These securities tend to have greater interest rate sensi-
tivity than conventional debt obligations. Each Fund may
invest up to [20%] of assets in interest-only or principal-
only obligations, or a combination thereof.
Loan Participations
Debt obligations that represent a portion of a larger        Credit Risk
Credit Risk loan made by a bank. Generally sold without
guarantee or recourse, some participations sell at a dis-
count because of the borrower's credit problems. Limited to
[5%] of total assets.

                   ORGANIZATION AND MANAGEMENT OF THE FUNDS

  A number of different entities provide services to the Funds. This section shows how the Funds are organized, the entities that perform different services, and how they are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Variable Trust

  Wells Fargo Variable Trust (the "Trust") was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

  The Funds are available for purchase through certain variable annuity contracts ("VA Contracts") and variable life insurance policies ("VLI Policies") offered by the separate accounts of Participating Insurance Companies. Individual holders of VA Contracts and VLI Policies are not the "shareholders" of or "investors" in the Funds. Rather, the Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies will pass through voting rights to the holders of VA Contracts and VLI Policies. The Trust currently does not foresee any disadvantages to the holders of VA Contracts and VLI Policies arising from the fact that the interests of the holders of VA Contracts and VLI Policies arising from the fact that the interests of the holders of VA Contracts and VLI Policies may differ. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any conflicts which may arise and to determine what action, if any, should be taken in response to such conflicts. The VA Contracts and VLI Policies are described in the separate prospectuses issued by the Participating Insurance Companies. The Trust assumes no responsibility for such prospectuses.

  In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described.

                                 Shareholders

                  Financial Services Firms and Selling Agents

     Advise current and prospective shareholders on their Fund investments

DISTRIBUTOR                ADMINISTRATOR FOR            TRANSFER AGENT
-----------                -----------------            --------------
Stephens Inc.              Wells Fargo Bank, N.A.       BFDS
111 Center St.             525 Market St.               Two Heritage Drive
Little Rock, AR            San Francisco,CA             Quincy, MA
Markets the Funds and      Manages the Funds'           Maintains records of
distributes shares         business activities          shares and supervises
                                                        the paying of
                                                        dividends

                            INVESTMENT SUB-ADVISORS
                            -----------------------
                                         Peregrine
                                         Capital
     Wells Capital Management, Inc.      Management, Inc.
                                         800 LaSalle
                                         Avenue, Suite
     525 Market Street                   1850
     San Francisco, CA                   Minneapolis, MN
     Manages the Corporate Bond and      Manages the
     Small Cap Funds' investment         Large Company
     activities                          Growth Fund's
                                         investment
                                         activities

     INVESTMENT ADVISOR                  CUSTODIAN
     ------------------                  ---------
                                         Norwest Bank
     Wells Fargo Bank, N.A.              Minnesota, N.A.
                                         6th St. &
                                         Marquette,
     525 Market St., San Francisco, CA   Minneapolis, MN
                                         Provides
                                         safekeeping for
     Manages the Funds' investment       the Funds'
     activities                          assets

                               BOARD OF TRUSTEES

                       Supervises the Funds' activities

The Investment Advisor

  Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for each of the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of March 31, 1999, Wells Fargo Bank and its affiliates provided advisory services for over [$63] billion in assets.

  For providing these services, Wells Fargo Bank is entitled to receive the following fees:

   Corporate Bond Fund...................................................... .80
   Large Company Growth Fund................................................ .75
   Small Cap Fund........................................................... .90

The Sub-Advisors

  Wells Capital Management ("WCM"), a wholly owned subsidiary of Wells Fargo Bank N.A., is the sub-advisor for the Corporate Bond and Small Cap Funds. In this capacity, it is responsible for the day-to-day investment management activities of the Funds. As of March 31, 1999, WCM provided advisory services for over [$32] billion in assets.

  Peregrine Capital Management, Inc., a wholly owned subsidiary of Norwest Bank Minnesota, N.A., is the sub-advisor for the Large Company Growth Fund. As of April 1, 1999, Peregrine provided investment advisory services for approximately [$52.9] billion in assets.

The Administrator

  Wells Fargo Bank provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Wells Fargo Bank is entitled to receive a fee of .15% of the average annual net assets of each Fund.

The Distributor

  Stephens, as the principal underwriter of the Funds within the meaning of the 1940 Act, has entered into a Distribution Agreement with the Trust pursuant to which Stephens has the responsibility for distributing shares of the Funds.

Distribution Plan

  We have adopted a distribution plan for each Fund. The plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses, annual and semi-annual reports and other materials to shareholders. For these services each Fund pays up to 0.25% of its annual net assets.


Investing in the Funds

  The Funds are available for purchase through certain VA Contracts and VLI Policies offered by the separate accounts of Participating Insurance Companies. The separate accounts of the

Participating Insurance Companies place orders to purchase and redeem shares of each Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectuses describing the VA Contracts and VLI Policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA Contracts and VLI policies. Please refer to the prospectus provided by your selling agent for more detailed information describing the separate accounts.

  The Trust does not assess any fees, either when it sells or when it redeems its shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the VA Contracts or VLI Policies. These fees and charges are described in the Participating Insurance Companies' prospectuses.

  Should any conflict between VA Contract and VLI Policy holders arise which would require that a substantial amount of net assets be withdrawn from a Fund of the Trust, orderly portfolio management could be disrupted to the potential detriment of the VA Contract and VLI Policy holders.

Dividends and Distributions

  Each Fund is treated separately in determining the amounts of dividends of net investment income and distributions of capital gains payable to its shareholders. Dividends and distributions are automatically reinvested on the payment date for each shareholder's account in additional shares of the Fund that paid the dividend or distribution at NAV or are paid in cash at the election of the Participating Insurance Company.

  The Funds in this Prospectus pay dividends, if any, periodically, and make any capital gains distributions annually. The Corporate Bond Fund pays any dividends monthly, the Large Company Growth Fund pays any dividends quarterly, and the Small Cap Fund pays any dividends annually. Participating Insurance Companies will be informed by January 31 about the amount and character of dividends and distributions.

Taxes

  The following discussion regarding taxes is based on tax laws which were in effect as of the date of this Prospectus and summarizes only some of the important tax considerations generally affecting a Fund and Participating Insurance Companies as its shareholders. You should consult your own tax advisor and refer to the prospectus provided by your selling agent to determine your tax consequences of your investment in a VA Contract or VLI Policy. Further federal income tax considerations are discussed in the SAI.

  We will pass on to Participating Insurance Companies net investment income and any net short-term capital gain (generally, the excess of net short-term capital gains over net long-term capital losses) earned by a Fund as dividend distributions taxable to them as ordinary income. We will pass on to Participating Insurance Companies any net capital gain (generally, the excess of net long-term capital gains over net short-term capital losses) earned by a Fund as capital gain distributions. In general, these distributions will be taxable to them as long-term capital gain.

  In general, all distributions from a Fund are taxable to Participating Insurance Companies when paid, even though such distributions are automatically reinvested in additional Fund shares. However, distributions declared in October, November and December of one year and distributed in January of the following year will be taxable as if they were paid on December 31 of the first year. At the end of each year, Participating Insurance Companies will be notified as to the federal income tax status of your distributions from a Fund during the year.

  Redemptions (including redemptions in-kind) and exchanges of Fund shares will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to receive in the case of exchanges) and the amount paid (or are deemed to have paid) for them.

Pricing Fund Shares:

  . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.

  . We determine the Net Asset Value ("NAV") of each class of the Funds' shares each business day as of the close of regular trading on the NYSE. We determine the NAV by subtracting the Fund class' liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each Fund's assets are generally valued at current market prices. See the Statement of Additional Information for further disclosure.

  . We process requests to buy or sell shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 1:00 p.m. (Pacific time)/3:00 p.m. (Central time). Any request we receive in proper form before the close of regular trading on the NYSE is processed the same day. Requests we receive after the close are processed the next business day.

  . The Funds are open for business on each day the NYSE is open for business. NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

                                   GLOSSARY

  We provide the following definitions to assist you in reading this prospectus. For a more complete understanding of these terms you should consult your financial adviser.

ACH

  Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

American Depositary Receipts ("ADRS")

  Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies.

Annual and Semi-Annual Report

  A document that provides certain financial and other important information for the most recent reporting period and each Fund's portfolio of investments.

Asset-Backed Securities

  Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Below Investment-Grade

  Securities rated BBB or lower by S&P or Baa or lower by Moody's Investor Services, or that may be unrated securities or securities considered to be "high risk."

Business Day

  Any day the New York Stock Exchange is open is a business day for the Funds.

Capital Appreciation, Capital Growth

  The increase in the value of a security. See also "total return."

Capitalization

  When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is an accepted method of determining a company's size and is sometimes referred to as "market capitalization."

Capital Structure

  Refers to how a company has raised money to operate. Can include, for example, borrowing or selling stock.

Commercial Paper

  Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Convertible Debt Securities

  Bonds or notes that are exchangeable for equity securities at a set price on a set date or at the election of the holder.

Current Income

  Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

Debt Securities

  Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives

  Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions

  Dividends and/or capital gains paid by a Fund on its shares.

Diversified

  A diversified fund, as defined by the Investment Company Act of 1940, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets.

Dollar-Denominated

  Securities issued by foreign banks, companies or governments in U.S.
dollars.

Duration

  A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

Emerging Markets

  Markets associated with a country that is considered by international financial organizations, such as the International Finance Corporation and the International Bank for Reconstruction and Development, and the international financial community to have an "emerging" stock market. Such markets may be under-capitalized, have less-developed legal and financial systems or may have less stable currencies than markets in the developed world.

FDIC

  The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

FHLMC

  FHLMC securities are commonly known as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

FNMA

  FNMA securities are known as "Fannie Maes" are issued by the Federal National Mortgage Association, and FHLMC securities as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

GNMA

  GNMA securities are commonly known as "Ginnie Maes" and are issued by the Government National Mortgage Association.

Hedge

  Strategy used to offset investment risk. A perfect hedge is one eliminating the possibility of future gain or loss.

Illiquid Security

  A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.

Initial Public Offering

  The first time a company's stock is offered for sale to the public.

Investment-Grade Debt

  A type of bond rated in the top four investment categories by a nationally recognized ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

Liquidity

  The ability to readily sell a security at a fair price.

Moody's

  A nationally recognized ratings organization.

Nationally Recognized Rating Organization (NRRO)

  A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value (NAV)

  The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares. The NAV is calculated separately for each class of the Fund, and is determined as of the close of regular trading on each business day the NYSE is open, typically 1:00 P.M. (Pacific time)/3:00 p.m. (Central time).

Options

  An option is the right to buy or sell a security based on an agreed upon price for at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Preservation of Capital

  The attempt by a fund's manager to reduce drops in the net asset value of fund shares in order to preserve the initial investment.

Principal Stability

  The degree to which share prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share net asset value. More aggressive funds may not consider principal stability an objective.

Public Offering Price (POP)

  The NAV with the sales load added.

Price-to-Earnings Ratio

  The ratio between a stock's price and its historical, current or anticipated earnings. Low ratios typically indicate a high yield. High ratios are characteristic of growth stocks which generally have low current yields.

Repurchase Agreement

  An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Russell 1000 Index

  An index comprised of 1000 largest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 1000 is considered a "large cap" index.

Russell 2000 Index

  An index comprised of the 2000 smallest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 2000 is considered a "small cap" index.

Selling Agent

  A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent

  Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee

  A guarantee given by a financial institution that has verified the identity of the maker of the signature.

S&P, S&P 500 Index

  Standard and Poors, a nationally recognized ratings organization. S&P's also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information

  A document that supplements the disclosure made in the Prospectus.

Stripped Treasury Securities

  Debt obligations in which the interest payments and the repayment of principal are separated and sold as securities.

Taxpayer Identification Number

  Usually the social security number for an individual or the Employer Identification Number for a corporation.

Total Return

  The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Funds.

Turnover Ratio

  The percentage of the securities held in a Fund's portfolio, other than short-term securities, that were bought or sold within a year.

Undervalued

  Describes a stock that is believed to be worth more than its current price.

U.S. Government Obligations

  Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Value Strategy

  A strategy of investing which tries to identify and buy undervalued stocks under the assumption that the stock will eventually rise to its "fair market" value.

Warrants

  The right to buy a stock at a set price for a set time.

Weighted-Average Maturity

  The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

Zero Coupon Bonds

  Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.

                          WELLS FARGO VARIABLE TRUST

  You may wish to review the following documents:

  Statement of Additional Information supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

  Annual/Semi-Annual Report provides certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

  These documents are available free of charge: Call 1-800-[680-8920], or Write to: Wells Fargo Variable Trust PO Box 7066 San Francisco, CA 94120-7066

  Visit the SEC's web site: http://www.sec.gov, or

  Request copies for a fee by writing to: SEC Public Reference Room, Washington, DC 20549-6009 (call: 1-800-SEC-0330 for details)

                                  SIGNATURES
                                  ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 26th day of May, 1999.

                              WELLS FARGO VARIABLE TRUST


                              By /s/ Richard H. Blank, Jr.
                                 --------------------------------
                                 Richard H. Blank, Jr.
                                 Secretary and Treasurer
                                 (Principal Financial Officer)

          Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

     Signature                          Title                         Date
     ---------                          -----                         ----

               *                        Trustee
     -----------------------
     Robert C. Brown

               *                        Trustee
     -----------------------
     Donald H. Burkhardt

               *                        Trustee
     -----------------------
     Jack S. Euphrat

               *                        Trustee
     -----------------------
     Thomas S. Goho

               *                        Trustee
     -----------------------
     Peter G. Gordon

               *                        Trustee
     -----------------------
     W. Rodney Hughes

               *                        Trustee
     -----------------------
     Richard M. Leach

               *                        Trustee
     -----------------------
     J. Tucker Morse

               *                        Trustee
     -----------------------
     Timothy J. Penny

     /s/Richard H. Blank, Jr.           Secretary and Treasurer       5/26/99
     -----------------------
     Richard H. Blank, Jr.              (Principal Financial Officer)


*By  /s/Richard H. Blank, Jr.
     ---------------------------
     Richard H. Blank, Jr.
     As Attorney-in-Fact
     May 26, 1999